Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2025
Related party transactions [abstract]
Summary of Related Party Payables

	As of March 31,
	2025	2024
Related Party Payables
James Foster	$119,700	$—
Jason Davis(1)	110,100	—
Nigel McCracken	107,776	—
Total Related Party Payables	$337,576	$—

(1) Jason Davis resigned from the Company on June 13, 2025.

Summary of Related Party Compensation for Officers and Directors

Related party compensation for the Company's Officers and Directors for the years ended March 31, 2025, 2024 and 2023 are as follows:

	Year	Salary ($)	Bonus ($)	Option Awards ($) (1)	Other ($) (2)	Total ($)
James Foster, Chief Executive Officer and Director	2025	333,542	119,700	33,250	4,200	490,692
	2024	325,000	81,000	241,200	3,600	650,800
	2023	247,500	213,800	1,277,675	—	1,738,975
Nigel McCracken, Chief Operating Officer and Director	2025	315,051	107,776	33,250	25,209	481,286
	2024	175,000	50,000	71,600	3,540	300,140
	2023	—	—	—	—	—
Jason Davis, Former Chief Financial Officer(3)	2025	317,500	110,100	33,250	25,800	486,650
	2024	300,000	75,000	224,318	25,800	625,118
	2023	237,500	105,000	686,000	—	1,028,500
Evan Norton, Independent Director	2025	40,000	—	6,650	—	46,650
	2024	40,000	—	60,300	—	100,300
	2023	27,500	—	68,600	—	96,100
Yair Erez, Independent Director	2025	40,000	—	6,650	—	46,650
	2024	40,000	—	60,300	—	100,300
	2023	27,500	—	68,600	—	96,100
Nelson Haight, Independent Director	2025	40,000	—	6,650	—	46,650
	2024	40,000	—	60,300	—	100,300
	2023	14,783	—	27,400	—	42,183

(1) These amounts represent the aggregate grant fair value of stock options granted in the year ended March 31, 2025, 2024, and 2023 calculated in accordance with IFRS 2 “Share-based payment". Assumptions used in the calculation of these amounts are discussed in Note 16.

(2)These amounts represent employee benefits paid on behalf of the Company such as pension and health insurance.

(3)Jason Davis resigned from the Company effective June 13, 2025.